Shareholder’s Equity (Deficit) (Details) - Schedule of binomial option pricing model	1 Months Ended
Jan. 31, 2022 $ / shares
Shareholder’s Equity (Deficit) (Details) - Schedule of binomial option pricing model [Line Items]
Fair value of the ordinary shares on the date of option grant (in Dollars per share)	$ 31.85
Option life	10 years
Expected dividend yield	0.00%
Exercise price (in Dollars per share)	$ 31.85
Expected early exercise multiple (in Dollars per share)	$ 2.8
Minimum [Member]
Shareholder’s Equity (Deficit) (Details) - Schedule of binomial option pricing model [Line Items]
Risk-free interest rate	1.53%
Expected volatility	88.68%
Maximum [Member]
Shareholder’s Equity (Deficit) (Details) - Schedule of binomial option pricing model [Line Items]
Risk-free interest rate	1.589%
Expected volatility	94.17%